AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON APRIL 15, 2011

File No. 033-42484
File No. 811-06400

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933
POST-EFFECTIVE AMENDMENT NO. 144	/X/
AND
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940
AMENDMENT NO. 145	/X/

THE ADVISORS’ INNER CIRCLE FUND
(Exact Name of Registrant as Specified in Charter)

101 FEDERAL STREET
BOSTON, MASSACHUSETTS 02110
(Address of Principal Executive Offices, Zip Code)

Registrant’s Telephone Number, including Area Code (800) 932-7781

Philip T. Masterson
c/o SEI Corporation
One Freedom Valley Drive
Oaks, Pennsylvania 19456
(Name and Address of Agent for Service)

Copies to:

Timothy W. Levin, Esquire	Christopher D. Menconi
Morgan, Lewis & Bockius LLP	Morgan, Lewis & Bockius LLP
1701 Market Street	1111 Pennsylvania Avenue, NW
Philadelphia, Pennsylvania 19103	Washington, DC 20004

It is proposed that this filing become effective (check appropriate box)

/X/ Immediately upon filing pursuant to paragraph (b)
/ / On [date] pursuant to paragraph (b)
/ / 60 days after filing pursuant to paragraph (a)(1)
/ / 75 days after filing pursuant to paragraph (a)(2)
/ / On [date] pursuant to paragraph (a) of Rule 485

EXPLANATORY NOTE

This Post-Effective Amendment No. 144 relates solely to the AlphaOne Small Cap Growth Fund, AlphaOne Micro Cap Equity Fund and the AlphaOne U.S. Equity Long Short Fund.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”), and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 144 to Registration Statement No. 033-50718 to be signed on its behalf by the undersigned, duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 8th day of April, 2011.

THE ADVISORS’ INNER CIRCLE FUND

By:  /s/ Philip T. Masterson
Philip T. Masterson, President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.

*	Trustee	April 8, 2011
Charles E. Carlbom

*	Trustee	April 8, 2011
John K. Darr

*	Trustee	April 8, 2011
William M. Doran

*	Trustee	April 8, 2011
Mitchell A. Johnson

*	Trustee	April 8, 2011
Betty L. Krikorian

*	Trustee	April 8, 2011
Robert A. Nesher

*	Trustee	April 8, 2011
James M. Storey

*	Trustee	April 8, 2011
George J. Sullivan, Jr.

/s/ Philip T. Masterson	President	April 8, 2011
Philip T. Masterson

*	Treasurer, Controller &	April 8, 2011
Michael Lawson	Chief Financial Officer

*By:    /s/ Philip T. Masterson
            *Philip T. Masterson, Attorney-in-Fact

Exhibit Index

Exhibit Number                                Description

EX-101.INS                                XBRL Instance Document

EX-101.SCH                                XBRL Taxonomy Extension Schema Document

EX-101.CAL                                XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF                                XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB                                XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE                                XBRL Taxomony Extension Presentation Linkbase